Fair Value Measurements - Nonrecurring (Details) - USD ($)	3 Months Ended					9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair value of financial instruments
Additional amortization, after fair value measurement date	$ 358,800,000						$ 358,800,000	$ 170,100,000
Asset impairment charge	26,400,000	$ 103,600,000	$ 35,100,000	$ 4,600,000
Goodwill impairments	67,600,000	935,000,000	0	$ 0		$ 935,000,000	1,002,600,000	0	$ 0
Property and equipment, net	794,000,000						794,000,000	1,012,800,000
Impairment of intangible assets							128,600,000	6,000,000	0
Trade names
Fair value of financial instruments
Intangible Assets, fair value								51,000,000
Additional amortization, after fair value measurement date	1,900,000						1,900,000
Indefinite-lived assets								57,000,000
Impairment of intangible assets		103,600,000	$ 25,000,000				128,600,000	6,000,000
Impairment of intangible assets, tax benefit							48,300,000
Machinery Equipment and Deferred Installation Costs
Fair value of financial instruments
Property and Equipment, fair value								3,300,000
Property and equipment, net								6,400,000
Machinery Equipment and Deferred Installation Costs | Depreciation and amortization
Fair value of financial instruments
Asset impairment charge								3,100,000
Property
Fair value of financial instruments
Property and Equipment, fair value	14,500,000						14,500,000	21,100,000
Asset impairment charge							6,600,000
Property and equipment, net	21,100,000						21,100,000	30,500,000
Property | Depreciation and amortization
Fair value of financial instruments
Asset impairment charge								9,400,000
Northstar Lottery Group, LLC | Trade names
Fair value of financial instruments
Equity method investment impairment					$ 19,700,000
Nonrecurring | Property and Equipment - Maryland Contract | Maryland Contract
Fair value of financial instruments
Total Loss								(3,100,000)
Nonrecurring | Property and Equipment - Maryland Contract | Waukegan Facility
Fair value of financial instruments
Total Loss							(6,600,000)	(9,400,000)
Selling costs							500,000
Nonrecurring | Equity Investment | Northstar Lottery Group, LLC
Fair value of financial instruments
Total Loss								(19,700,000)
Nonrecurring | Intangibles | Trade names
Fair value of financial instruments
Total Loss							(128,600,000)	$ (6,000,000)
Additional amortization, after fair value measurement date	1,900,000						$ 1,900,000
Nonrecurring | Discounted Cash Flow | Property and Equipment - Maryland Contract | Maryland Contract
Fair value of financial instruments
Weighted-Average Discount Rate								9.00%
Nonrecurring | Relief From Royalty Method | Intangibles | Trade names
Fair value of financial instruments
Weighted-Average Discount Rate							9.00%	8.50%
Nonrecurring | Fair value | Property and Equipment - Maryland Contract | Maryland Contract
Fair value of financial instruments
Property and Equipment, fair value								$ 3,300,000
Nonrecurring | Fair value | Property and Equipment - Maryland Contract | Waukegan Facility
Fair value of financial instruments
Property and Equipment, fair value	14,500,000						$ 14,500,000	21,100,000
Nonrecurring | Fair value | Equity Investment | Northstar Lottery Group, LLC
Fair value of financial instruments
Equity Investments, fair value								0
Nonrecurring | Fair value | Intangibles | Trade names
Fair value of financial instruments
Property and Equipment, fair value	95,600,000						95,600,000
Intangible Assets, fair value								51,000,000
Nonrecurring | Level 1 | Property and Equipment - Maryland Contract | Maryland Contract
Fair value of financial instruments
Property and Equipment, fair value								0
Nonrecurring | Level 1 | Property and Equipment - Maryland Contract | Waukegan Facility
Fair value of financial instruments
Property and Equipment, fair value	0						0	0
Nonrecurring | Level 1 | Equity Investment | Northstar Lottery Group, LLC
Fair value of financial instruments
Equity Investments, fair value								0
Nonrecurring | Level 1 | Intangibles | Trade names
Fair value of financial instruments
Property and Equipment, fair value	0						0
Intangible Assets, fair value								0
Nonrecurring | Level 2 | Property and Equipment - Maryland Contract | Maryland Contract
Fair value of financial instruments
Property and Equipment, fair value								0
Nonrecurring | Level 2 | Property and Equipment - Maryland Contract | Waukegan Facility
Fair value of financial instruments
Property and Equipment, fair value	0						0	0
Nonrecurring | Level 2 | Equity Investment | Northstar Lottery Group, LLC
Fair value of financial instruments
Equity Investments, fair value								0
Nonrecurring | Level 2 | Intangibles | Trade names
Fair value of financial instruments
Property and Equipment, fair value	0						0
Intangible Assets, fair value								0
Nonrecurring | Level 3 | Property and Equipment - Maryland Contract | Maryland Contract
Fair value of financial instruments
Property and Equipment, fair value								3,300,000
Nonrecurring | Level 3 | Property and Equipment - Maryland Contract | Waukegan Facility
Fair value of financial instruments
Property and Equipment, fair value	15,000,000						15,000,000	21,100,000
Nonrecurring | Level 3 | Equity Investment | Northstar Lottery Group, LLC
Fair value of financial instruments
Equity Investments, fair value								0
Nonrecurring | Level 3 | Intangibles | Trade names
Fair value of financial instruments
Property and Equipment, fair value	97,500,000						97,500,000
Intangible Assets, fair value								$ 51,000,000
SG Gaming
Fair value of financial instruments
Goodwill impairments							935,000,000
Gaming
Fair value of financial instruments
Asset impairment charge									$ 3,400,000
Goodwill impairments		$ 935,000,000					935,000,000
Gaming | Nonrecurring | Goodwill
Fair value of financial instruments
Total Loss							$ (935,000,000)
Gaming | Nonrecurring | Discounted Cash Flow | Goodwill
Fair value of financial instruments
Weighted-Average Discount Rate							9.00%
Gaming | Nonrecurring | Fair value | Goodwill
Fair value of financial instruments
Goodwill, fair value	1,084,600,000						$ 1,084,600,000
Gaming | Nonrecurring | Level 1 | Goodwill
Fair value of financial instruments
Goodwill, fair value	0						0
Gaming | Nonrecurring | Level 2 | Goodwill
Fair value of financial instruments
Goodwill, fair value	0						0
Gaming | Nonrecurring | Level 3 | Goodwill
Fair value of financial instruments
Goodwill, fair value	1,084,600,000						1,084,600,000
Lottery
Fair value of financial instruments
Goodwill, fair value	0						0
Asset impairment charge	67,600,000
Goodwill impairments							67,600,000
Lottery | Nonrecurring | Goodwill
Fair value of financial instruments
Total Loss							$ (67,600,000)
Lottery | Nonrecurring | Discounted Cash Flow | Goodwill
Fair value of financial instruments
Weighted-Average Discount Rate							8.00%
Lottery | Nonrecurring | Fair value | Goodwill
Fair value of financial instruments
Goodwill, fair value	0						$ 0
Lottery | Nonrecurring | Level 1 | Goodwill
Fair value of financial instruments
Goodwill, fair value	0						0
Lottery | Nonrecurring | Level 2 | Goodwill
Fair value of financial instruments
Goodwill, fair value	0						0
Lottery | Nonrecurring | Level 3 | Goodwill
Fair value of financial instruments
Goodwill, fair value	$ 0						$ 0